SCHEDULE OF LOANS AND NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loans and note payable, net	$ 439,006
Line of Credit [Member]
Debt Instrument [Line Items]
Loans and note payable, net	183,833
Merchant Loan [Member]
Debt Instrument [Line Items]
Loans and note payable, net	184,527
TruMed Acquisition Note Payable [Member]
Debt Instrument [Line Items]
Loans and note payable, net	$ 70,646